Label	Element	Value
Fidelity Yield Enhanced Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund: Fidelity® Yield Enhanced Equity ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Fidelity® Yield Enhanced Equity ETF seeks current income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses(expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund’s performance.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example helps compare the cost of investing in the fund with the cost of investing in other funds.
Let’s say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table.
This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here’s how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
• Normally investing at least 80% of assets in equity securities.
• Investing in equity securities of companies with market capitalizations generally similar to companies in the S&P 500® Index or Russell 1000 Index.
• Generally using computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors to select a broadly diversified group of stocks that may have the potential to provide a higher total return than that of the S&P 500® Index.
• Selling (writing) call options on a large cap equity index, such as the S&P 500 Index.
• Employing a disciplined options-based strategy designed to provide income.
• Investing in domestic and foreign issuers.
• Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fidelity Yield Enhanced Equity ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the fund.
Fidelity Yield Enhanced Equity ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by theFederal Deposit Insurance Corporation or any other government agency.
Fidelity Yield Enhanced Equity ETF | Stock Market Volatility [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.

Fidelity Yield Enhanced Equity ETF | Issuer Specific Changes [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security’s or instrument’s value or result in delays in recovering securities and/or capital from a counterparty.

Fidelity Yield Enhanced Equity ETF | Foreign Exposure [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Foreign Exposure. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market.

Fidelity Yield Enhanced Equity ETF | Quantitative Investing [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors’ historical trends.

Fidelity Yield Enhanced Equity ETF | Securities Lending Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

Fidelity Yield Enhanced Equity ETF | High Portfolio Turnover [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• High Portfolio Turnover. High portfolio turnover (more than 100%) may result in increased transaction costs and potentially higher capital gains or losses. The effects of higher than normal portfolio turnover may adversely affect the fund’s performance.

Fidelity Yield Enhanced Equity ETF | Fluctuation of Net Asset Value and Share Price [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV.
In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

Fidelity Yield Enhanced Equity ETF | Trading Issues [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.

Fidelity Yield Enhanced Equity ETF | Call Option Writing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Call Option Writing Risk. Writing call options involves the risk that the fund may be required to sell the underlying security or instrument (or settle in cash an amount of equal value) at a disadvantageous price or below the market price of such underlying security or instrument, at the time the option is exercised. As the writer of a call option, the fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the underlying security or instrument covering the option above the sum of the premium and the exercise price but retains the risk of loss should the price of the underlying security or instrument decline. Additionally, the fund’s call option writing strategy may not fully protect it against declines in the value of the market.

Fidelity Yield Enhanced Equity ETF | Distribution Tax Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Distribution Tax Risk. While the fund will normally pay its income as distributions, the fund’s distributions may exceed the fund’s income and gains for the fund’s taxable year. Distributions in excess of the fund’s current and accumulated earnings and profits will be treated as a return of capital and may have a negative impact on the fund.

Fidelity Yield Enhanced Equity ETF | Income Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
• Income Risk. The fund’s ability to distribute income to shareholders will depend on the yield available on the common stocks held by the fund and the premiums received by the fund with respect to its written call options. Changes in the dividend policies of companies held by the fund could make it difficult for the fund to provide a predictable level of income. In addition, the premiums received by the fund with respect to its written call options will vary over time and based on market conditions.

Fidelity Yield Enhanced Equity ETF | Fidelity Yield Enhanced Equity ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management fee	rr_ManagementFeesOverAssets	0.28%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.04%	[1]
Total annual operating expenses	rr_ExpensesOverAssets	0.32%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.04%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.28%
1 year	rr_ExpenseExampleYear01	$ 29
3 years	rr_ExpenseExampleYear03	$ 98

[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Diversifying Solutions LLC (FDS) has contractually agreed to reimburse the fund to the extent that total operating expenses (excluding interest, certain taxes, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non‑operating expenses such as brokerage commissions and fees and expenses associated with the fund’s securities lending program, if applicable), as a percentage of its average net assets, exceed 0.28% (the Expense Cap). If at any time during the current fiscal year expenses for the class of shares of the fund fall below the Expense Cap, FDS reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Cap. This arrangement will remain in effect through May 31, 2025. FDS may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.